INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Value, at the beginning of the year	$ 793,489
Value, at the end of the year	906,426	$ 793,489
Intangible assets other than goodwill
Intangible assets	906,426	793,489
Internally generated software
Intangible assets
Decreases	(18)
Others
Intangible assets
Transfers	18
Accumulated Depreciation And Amortisation
Intangible assets
Value, at the beginning of the year	(401,347)	(338,439)
Amortization	(87,908)	(89,215)
Currency translation adjustments	(860)	31
Decreases	13,380	26,276
Value, at the end of the year	(476,735)	(401,347)
Intangible assets other than goodwill
Intangible assets	(476,735)	(401,347)
Accumulated Depreciation And Amortisation | 5G licenses
Intangible assets
Amortization	(2,167)
Value, at the end of the year	(2,167)
Intangible assets other than goodwill
Intangible assets	(2,167)
Accumulated Depreciation And Amortisation | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(126,915)	(111,749)
Amortization	(26,122)	(26,529)
Decreases		11,363
Value, at the end of the year	(153,037)	(126,915)
Intangible assets other than goodwill
Intangible assets	(153,037)	(126,915)
Accumulated Depreciation And Amortisation | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(10,183)	(8,159)
Amortization	(1,065)	(2,043)
Currency translation adjustments	(503)	19
Value, at the end of the year	(11,751)	(10,183)
Intangible assets other than goodwill
Intangible assets	(11,751)	(10,183)
Accumulated Depreciation And Amortisation | Customer relationships
Intangible assets
Value, at the beginning of the year	(214,330)	(171,371)
Amortization	(42,711)	(42,968)
Currency translation adjustments	(214)	9
Value, at the end of the year	(257,255)	(214,330)
Intangible assets other than goodwill
Intangible assets	(257,255)	(214,330)
Accumulated Depreciation And Amortisation | Brands
Intangible assets
Value, at the beginning of the year	(2,055)	(2,055)
Value, at the end of the year	(2,055)	(2,055)
Intangible assets other than goodwill
Intangible assets	(2,055)	(2,055)
Accumulated Depreciation And Amortisation | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(15,705)	(17,542)
Amortization	(8,808)	(13,079)
Currency translation adjustments	(67)	3
Decreases	13,380	14,913
Value, at the end of the year	(11,200)	(15,705)
Intangible assets other than goodwill
Intangible assets	(11,200)	(15,705)
Accumulated Depreciation And Amortisation | Content activation
Intangible assets
Value, at the beginning of the year	(1,127)	(436)
Amortization	(1,543)	(691)
Value, at the end of the year	(2,670)	(1,127)
Intangible assets other than goodwill
Intangible assets	(2,670)	(1,127)
Accumulated Depreciation And Amortisation | Internally generated software
Intangible assets
Value, at the beginning of the year	(20,083)	(19,806)
Amortization	(1,982)	(277)
Value, at the end of the year	(22,083)	(20,083)
Intangible assets other than goodwill
Intangible assets	(22,083)	(20,083)
Accumulated Depreciation And Amortisation | Others
Intangible assets
Value, at the beginning of the year	(10,949)	(7,321)
Amortization	(3,510)	(3,628)
Currency translation adjustments	(76)
Value, at the end of the year	(14,517)	(10,949)
Intangible assets other than goodwill
Intangible assets	(14,517)	(10,949)
Intangible assets
Intangible assets
Value, at the beginning of the year	827,332
Value, at the end of the year	940,344	827,332
Intangible assets other than goodwill
Intangible assets	940,344	827,332
Intangible assets | 5G licenses
Intangible assets
Value, at the end of the year	171,206
Intangible assets other than goodwill
Intangible assets	171,206
Intangible assets | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	256,746
Value, at the end of the year	230,624	256,746
Intangible assets other than goodwill
Intangible assets	230,624	256,746
Intangible assets | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	202,076
Value, at the end of the year	202,076	202,076
Intangible assets other than goodwill
Intangible assets	202,076	202,076
Intangible assets | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	38,175
Value, at the end of the year	39,869	38,175
Intangible assets other than goodwill
Intangible assets	39,869	38,175
Intangible assets | Customer relationships
Intangible assets
Value, at the beginning of the year	55,558
Value, at the end of the year	13,372	55,558
Intangible assets other than goodwill
Intangible assets	13,372	55,558
Intangible assets | Brands
Intangible assets
Value, at the beginning of the year	252,712
Value, at the end of the year	252,712	252,712
Intangible assets other than goodwill
Intangible assets	252,712	252,712
Intangible assets | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	10,298
Value, at the end of the year	6,723	10,298
Intangible assets other than goodwill
Intangible assets	6,723	10,298
Intangible assets | Content activation
Intangible assets
Value, at the beginning of the year	1,187
Value, at the end of the year	1,125	1,187
Intangible assets other than goodwill
Intangible assets	1,125	1,187
Intangible assets | Internally generated software
Intangible assets
Value, at the beginning of the year	5,344
Value, at the end of the year	18,246	5,344
Intangible assets other than goodwill
Intangible assets	18,246	5,344
Intangible assets | Others
Intangible assets
Value, at the beginning of the year	5,236
Value, at the end of the year	4,391	5,236
Intangible assets other than goodwill
Intangible assets	$ 4,391	$ 5,236